Net Loss per Common Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Net Loss per Common Share

18) Net Loss per Common Share

Basic and diluted net loss per common share was calculated as follows:

	Year Ended December 31,
	2021	2020
Numerator:
Net loss	$(118,607)	$(98,364)
Less: Net loss attributable to noncontrolling interest	(30,563)	(866)
Net loss attributable to indie Semiconductor, Inc.	$(88,044)	$(97,498)

Net loss attributable to common shares – dilutive	$(88,044)	$(97,498)

Denominator:
Weighted average shares outstanding – basic	70,012,112	31,244,414

Weighted average common shares outstanding – diluted	70,012,112	31,244,414

Net loss per share attributable to common shares – basic	$(1.26)	$(3.12)
Net loss per share attributable to common shares – diluted	$(1.26)	$(3.12)

On June 10, 2021, the Company completed a series of business transactions with TB2 pursuant to the MTA. The Transaction materially impacted the number of shares outstanding. Weighted average shares outstanding in the table above have been retroactively restated to give effect to the reverse recapitalization. See Note 1 — Nature of Business and Basis of Presentation for more information regarding the Transaction.

The Company’s potentially dilutive securities, which include SAFEs, unvested Class B units, unvested restricted stock units, preferred units, warrants for Class A units, warrants for Class G units, and convertible debt, have been excluded from the computation of diluted net loss per share as the effect would be to reduce the net loss per share. For the years ended December 31, 2021 and 2020 the weighted average number of shares outstanding used to calculate both basic and diluted net loss per share attributable to common shares is the same because the Company reported a net loss for each of these periods and the effect of inclusion would be antidilutive. The Company excluded the following potential shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to stockholders for the periods indicated because including them would have had an antidilutive effect:

	Year Ended December 31,
	2021	2020
SAFEs	—	4,711,711
Unvested Class B units	1,612,797	3,841,856
Unvested Phantom units	1,188,862	—
Unvested Restricted stock units	3,869,848	—
Convertible preferred units	—	35,935,292
Warrants to purchase Class G units	—	267,939
Convertible debt into Class A and preferred units	—	285,000
Convertible Class V common shares	30,448,081	—
Public warrants for the purchase of Class A common shares	17,250,000	—
Private warrants for the purchase of Class A common shares	10,150,000	—
Earn-out Shares	10,000,000	—
Escrow Shares	1,725,000	—
	76,244,588	45,041,798